Share-based Payment Arrangements - Summary of Information About Restricted Shares (Detail) - USISH option plans [member] shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares ¥ / shares	Dec. 31, 2021 shares ¥ / shares	Dec. 31, 2020 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at January 1 | shares	3,565	5,547	6,156
Options granted | shares	0	281	672
Options, expired | shares	(4)	0	0
Options exercised | shares	(395)	(1,780)	(1,281)
Options forfeited | shares	(1,182)	(483)
Balance at December 31 | shares	1,984	3,565	5,547
Options exercisable, end of year | shares	1,715
Fair value of options granted (RMB)	¥ 0	¥ 11.78	¥ 18.55
Exercise Price Per Share, Begining	10.2	12.2	13.3
Exercise Price Per Share, Options granted	0	0	4.9
Exercise Price Per Share, Options expired	0	0	0
Exercise Price Per Share, Options exercised	0	12.7	13.2
Exercise Price Per Share, Options forfeited	12.2	12.1
Exercise Price Per Share, Ending	10.7	10.2	12.2
Exercise Price Per Share, Options exercisable, end of year	¥ 12.4